Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,145,173		5,715,556
Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,314,056		2,741,251
Corporation [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,310,931		2,741,251
Corporation [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Corporation [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,259,991		2,192,023
Banking and Financial Institutions [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,259,991		2,192,023
Banking and Financial Institutions [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	574,107		681,912
Middle Market Companies [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	574,107		681,912
Middle Market Companies [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	144	[1]	100,370	[1]
Sovereign [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	144		100,370
Sovereign [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0		$ 0

[1]	Current ratings as of December 31, 2013 and 2012, respectively.